CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) $ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019
Debt Instrument [Line Items]
Common Stock, Par or Stated Value Per Share | ₪ / shares		₪ 0.01		₪ 0.01
Cost of capped call transactions	$ 53,600
Capped call initial strike price | $ / shares			$ 157.53
Issuance costs			$ 2,046
Deferred Tax Liabilities, Net			11,022
Convertible Senior Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 500,000		$ 575,000		$ 575,000
Coupon rate	0.00%					3.50%
Due date	2024-11-15
Debt Instrument Additional Face Amount	$ 75,000
Conversion rate description	The Convertible Notes are convertible based upon an initial conversion rate of 6.3478 of the Company's ordinary shares, par value NIS 0.01 per share per $1 principal amount of Convertible Notes (equivalent to a conversion price of approximately $157.53 per ordinary share).
Conversion rate percentage	130.00%
Principal amount of convertible notes for each trading day	$ 1
Percentage of measurement period of product of last reported sale price	98.00%
Percentage of repurchase price equal to principal amount of convertible notes	100.00%
Cap price of the capped call transactions | $ / shares	$ 229.14